BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 68.3%
Citigroup Commercial Mortgage Trust, 2013- GC17 C	5.101%	11/10/46	5,320,000	$5,169,324	(b)
Citigroup Commercial Mortgage Trust, 2014- GC23 D	4.481%	7/10/47	1,840,000	1,667,766	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 B1 (1 mo. USD LIBOR + 6.000%)	10.506%	8/25/50	3,654,957	3,910,623	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	6.410%	10/25/33	2,300,000	2,289,754	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (1 mo. USD LIBOR + 4.200%)	8.706%	2/25/47	2,542,000	2,632,456	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	10.256%	7/25/29	2,410,000	2,643,380	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	8.656%	2/25/30	1,752,404	1,807,921	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 2B1 (1 mo. USD LIBOR + 4.450%)	8.956%	5/25/30	3,000,000	3,167,207	(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.056%	7/25/30	4,700,000	4,828,309	(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	8.856%	4/25/31	3,600,000	3,712,521	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1B1 (1 mo. USD LIBOR + 4.150%)	8.656%	8/25/31	3,800,000	3,882,337	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (1 mo. USD LIBOR + 4.100%)	8.606%	9/25/31	2,000,000	2,045,493	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R04 2B1 (1 mo. USD LIBOR + 5.250%)	9.756%	6/25/39	2,816,908	2,929,685	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	8.606%	7/25/39	4,385,188	4,453,900	(b)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - continued
Federal National Mortgage Association (FNMA) - CAS, 2019-R06 2B1 (1 mo. USD LIBOR + 3.750%)	8.256%	9/25/39	4,820,000		$4,830,463	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	7.906%	10/25/39	4,015,000		3,978,541	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R01 1M2 (30 Day Average SOFR + 1.900%)	6.210%	12/25/41	4,000,000		3,902,660	(b)(c)
GC Pastor Hipotecario FTA, 5 A2 (3 mo. EURIBOR + 0.170%, 0.000% floor)	2.233%	6/21/46	1,513,301	EUR	1,344,893	(b)(d)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%)	2.371%	3/22/43	8,800,000	EUR	5,272,741	(b)(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C28 C	4.145%	10/15/48	4,080,000		3,750,547	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.083%	5/15/48	2,605,000		2,231,803	(b)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	3,689,000		2,548,172	(c)
Wells Fargo Commercial Mortgage Trust, 2020-C57 D	2.500%	8/15/53	2,738,000		1,735,570	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $76,818,272)					74,736,066

MORTGAGE-BACKED SECURITIES - 14.9%
FHLMC - 6.9%
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52	2,080,741		2,057,073
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52	1,929,608		1,938,760
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	3,415,149		3,512,045

Total FHLMC					7,507,878

FNMA - 8.0%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	1,838,120		1,817,212
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	3,428,700		3,488,041
Federal National Mortgage Association (FNMA)	6.000%	12/1/52	3,413,596		3,510,448

Total FNMA					8,815,701

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $16,172,866)					16,323,579

See Notes to Schedule of Investments.

2	BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 6.6%
CONSUMER DISCRETIONARY - 1.7%
Hotels, Restaurants & Leisure - 1.7%
Affinity Gaming, Senior Secured Notes	6.875%	12/15/27	600,000		$538,017	(c)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,190,000		1,263,304	(c)

TOTAL CONSUMER DISCRETIONARY					1,801,321

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	1,605,000		1,554,458	(c)

FINANCIALS - 1.5%
Consumer Finance - 0.5%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	570,000		522,245

Thrifts & Mortgage Finance - 1.0%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	1,200,000		1,057,076	(c)

TOTAL FINANCIALS					1,579,321

INDUSTRIALS - 2.0%
Airlines - 2.0%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	2,280,000		2,231,966	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $7,315,446)					7,167,066

Sovereign Bonds - 4.8%
Brazil - 1.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	12,760,000	BRL	2,106,078

Colombia - 1.9%
Colombian TES, Bonds	7.250%	10/26/50	15,950,000,000	COP	2,088,599

Mexico - 1.0%
Mexican Bonos, Bonds	8.000%	7/31/53	21,600,000	MXN	1,059,004

TOTAL SOVEREIGN BONDS (Cost - $5,353,608)					5,253,681

			SHARES
COMMON STOCKS - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Danimer Scientific Inc. (Cost - $2,409,899)			37,903		86,419	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $108,070,091)					103,566,811

See Notes to Schedule of Investments.

BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $3,305,557)	4.326%	3,305,557	$3,305,557	(e)(f)

TOTAL INVESTMENTS - 97.7% (Cost - $111,375,648)			106,872,368
Other Assets in Excess of Liabilities - 2.3%			2,559,793

TOTAL NET ASSETS - 100.0%			$109,432,161

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $3,305,557 and the cost was $3,305,557 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

4	BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

At January 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	402	3/23	$46,257,963	$46,035,283	$(222,680)

Contracts to Sell:
E-mini Russell 2000 Index	62	3/23	5,686,793	6,012,140	(325,347)
E-mini S&P 500 Index	30	3/23	6,042,205	6,135,000	(92,795)
Euro-Buxl	18	3/23	2,698,247	2,817,893	(119,646)
Japanese 10-Year Bonds	11	3/23	12,231,788	12,385,510	(153,722)
					(691,510)

Net unrealized depreciation on open futures contracts					$(914,190)

Abbreviation(s) used in this table:

Buxl — Ultra Long German Bond

At January 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,148,872	EUR	7,120,000	Barclays Bank PLC	2/3/23	$(593,317)
EUR	3,590,000	USD	3,754,975	JPMorgan Chase & Co.	2/3/23	148,740
EUR	3,730,000	USD	4,053,764	JPMorgan Chase & Co.	2/3/23	2,186
USD	2,195,007	EUR	2,030,000	JPMorgan Chase & Co.	2/3/23	(12,387)
EUR	1,830,000	USD	1,921,863	Morgan Stanley & Co. Inc.	2/3/23	68,054
GBP	2,370,000	USD	2,865,674	Goldman Sachs Group Inc.	3/3/23	58,178
USD	5,572,812	GBP	4,630,000	JPMorgan Chase & Co.	3/3/23	(139,185)
USD	2,207,642	AUD	3,210,000	Citibank N.A.	3/7/23	(61,303)
AUD	3,210,000	USD	2,183,805	JPMorgan Chase & Co.	3/7/23	85,140
KRW	2,850,000,000	USD	2,192,055	Citibank N.A.	3/8/23	124,736
USD	2,242,505	KRW	2,850,000,000	Citibank N.A.	3/8/23	(74,285)
THB	76,600,000	USD	2,220,290	HSBC Securities Inc.	3/10/23	109,386
USD	2,236,496	THB	76,600,000	HSBC Securities Inc.	3/10/23	(93,179)
USD	5,712,084	JPY	750,000,000	Barclays Bank PLC	3/14/23	(83,539)
JPY	560,000,000	USD	4,397,793	Goldman Sachs Group Inc.	3/14/23	(70,395)
JPY	560,000,000	USD	4,286,994	JPMorgan Chase & Co.	3/14/23	40,404
JPY	730,000,000	USD	5,409,892	JPMorgan Chase & Co.	3/14/23	231,181
USD	5,450,976	JPY	730,000,000	JPMorgan Chase & Co.	3/14/23	(190,097)
JPY	750,000,000	USD	5,539,822	UBS Securities LLC	3/14/23	255,800
NZD	3,370,000	USD	2,154,569	Goldman Sachs Group Inc.	3/20/23	24,603
IDR	32,010,000,000	USD	2,144,149	JPMorgan Chase & Co.	4/18/23	(11,628)
IDR	33,220,000,000	USD	2,189,487	JPMorgan Chase & Co.	4/18/23	23,645
USD	2,205,843	IDR	33,220,000,000	JPMorgan Chase & Co.	4/18/23	(7,289)

See Notes to Schedule of Investments.

BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,880,000	USD	2,139,101	Citibank N.A.	4/25/23	$26,945
USD	4,077,077	EUR	3,730,000	JPMorgan Chase & Co.	5/5/23	(1,226)

Total						$(138,832)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
THB	— Thai Baht
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL - Alternative Credit Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$74,736,066	—	$74,736,066
Mortgage-Backed Securities	—	16,323,579	—	16,323,579
Corporate Bonds & Notes	—	7,167,066	—	7,167,066
Sovereign Bonds	—	5,253,681	—	5,253,681
Common Stocks	$86,419	—	—	86,419

Total Long-Term Investments	86,419	103,480,392	—	103,566,811

Short-Term Investments†	3,305,557	—	—	3,305,557

Total Investments	$3,391,976	$103,480,392	—	$106,872,368

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,198,998	—	$1,198,998

Total	$3,391,976	$104,679,390	—	$108,071,366

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$914,190	—	—	$914,190
Forward Foreign Currency Contracts††	—	$1,337,830	—	1,337,830

Total	$914,190	$1,337,830	—	$2,252,020

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

9

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,761,831	$26,539,216	26,539,216	$26,995,490	26,995,490

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$29,866	—	$3,305,557

10